Condensed Statements of Changes in Stockholders' Equity (Deficiency) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2018
Forfeiture of shares	6,137
Private Placement Offering [Member]
Net offering cost	$ 386,724	$ 79,658
Public Offering [Member]
Net offering cost	$ 549,060		$ 2,542,555